UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162

Name of Fund: Merrill Lynch Basic Value Principal Protected Fund
              Merrill Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Basic Value Principal Protected Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/03

Date of reporting period: 07/01/02 - 06/30/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Annual Report
June 30, 2003

Merrill Lynch
Basic Value
Principal Protected Fund

www.mlim.ml.com

               Merrill Lynch Basic Value Principal Protected Fund

DEAR SHAREHOLDER

We are pleased to provide you with this first annual report to shareholders for Merrill Lynch Basic Value Principal Protected Fund. During the Guarantee Period, the Fund will seek capital appreciation and, secondarily, income to the extent permitted by a strategy that seeks to use investments in common stocks, U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments to protect the original principal value of the Fund (less redemptions, cash distributions and dividends, and extraordinary expenses) at the Guarantee Maturity Date. The Guarantee Period will run from the Fund's commencement of operations (November 13, 2002) through and including the same date seven years later (November 13, 2009).

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

Fiscal Year in Review

Since its inception (November 13, 2002) through June 30, 2003, Merrill Lynch Basic Value Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +5.43%, +4.93%, +4.93% and +5.63%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 - 5 of this report to shareholders.) The Fund's unmanaged benchmarks, the Standard & Poor's 500 (S&P 500(R)) Barra Value Index and the broader-based S&P 500 Index, returned +14.88% and +11.69%, respectively, for the same period.

Because the Fund incorporates a fixed income component, it will, at times, outperform or underperform its all-equity benchmarks. As of June 30, 2003, the Fund's allocation was 43.3% in equities and 56.1% in fixed income securities. We use a mathematical formula to determine the allocation between these two components with the objective of preserving the principal value of Fund shares. As stocks rallied late in the period, the Fund's returns underperformed those of its benchmarks as a result of the Fund's overweighted fixed income position.

During the fiscal period, the fixed income component of the portfolio was invested in U.S. Treasury zero coupon bonds set to mature close to the expiration of the Fund. Since the Fund's inception, the allocation between the equity and fixed income components has varied, with the equity weighting ranging from 25% of net assets to 65%, and the fixed income allocation ranging from 35% to 75% as we saw interest rates change in a somewhat volatile market.

In the equity portion of the portfolio, we have been and continue to be positioned for an economic recovery. Throughout the fiscal period, we continued to focus on economically sensitive names, and started to construct the portfolio with a cyclical bias rooted in our belief that the economy would eventually turn upward. As contrarian investors, this is where we saw and continue to see the greatest long-term value.

Looking at the equity portfolio over the course of the period, performance was driven more by security selection than asset allocation. In the health care sector, for example, our positions in Aetna Inc. and Merck & Co., Inc. benefited performance. In consumer staples, The Gillette Company helped performance. Based on this, it appears the traditional "safe-haven" areas have done well. However, a look at our information technology holdings confirms that owning companies such as Agilent Technologies Inc., Computer Associates International Inc. and Hewlett-Packard Company impacted the portfolio favorably during the fiscal period. In the industrial sector, another cyclical area, we saw impressive performance from Caterpillar Inc. In the materials sector, the Fund benefited from positions in Massey Energy Company and Phelps Dodge Corp. Despite a procyclical, prorecovery allocation to our equity portfolio in a market that largely wanted to avoid those areas, the Fund performed well because, ultimately, stock selection was most important -- and our stock selection was favorable.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

Overall, we have not made many major changes to the equity portfolio. We continued the slow process of eliminating some of the defensive areas and adding more fundamentally sound, yet offensive holdings to the portfolio.

We have been removing those holdings that performed the best in what was a miserable three-year period for the stock market. These included traditionally non-cyclical companies such as The Procter & Gamble Company, Aetna, Lincoln National Corporation, Guidant Corporation and Tribune Company. We have been adding more cyclical companies, which we believe will offer greater value in the period ahead.

Recent additions to the portfolio include automobile maker DaimlerChrysler AG, GlobalSantaFe Corporation in the oil service sector, and Alcoa Inc. and BHP Billiton Limited, two materials companies. We added The Boeing Company and Raytheon Company, both of which came under pressure as the airline sector suffered, and Sun Microsystems, Inc., a technology name that actually has not done well in this period, but offers much better value for future returns. Away from our cyclical bias, we added MetLife, Inc., ChevronTexaco Corporation, Unilever NV and AOL Time Warner Inc., four high-profile companies with compelling franchise-restructuring stories. At purchase price, they represented tremendous value in our view.

At the close of the period, we remained poised for an economic recovery. While the portfolio's focus has not changed much, what has changed is investors' appetite for stocks. We continue to be overweight relative to the S&P 500 Barra Value Index in the cyclical areas of the market. Inside each sector, we tend to have an economically sensitive bias in favor of revitalization. In general terms, we are overweight in information technology and materials. We have slight overweights in consumer staples and health care, primarily because the benchmark's positions in these areas are so low. As we ended the period, energy was a large overweight compared to the benchmark. As energy companies begin to increase their capital expenditures for oil and gas exploration, we believe stocks in the sector have the potential to provide attractive returns.

The Fund has a modest underweight in the consumer discretionary sector. And, while financials represent our largest sector, at 25% of the equity portfolio, our allocation is underweight relative to the benchmark's excessive position of 36%. We believe allocating such a large portion of the portfolio's assets to any one sector would expose the Fund to undue risk. Our weighting in the industrials sector is neutral relative to the benchmark, and our positions in utilities and telecommunication services represent modest underweights.

Overall, we are looking to identify what we believe are very good companies that are temporarily underpriced as a result of negative investor sentiment or short-term circumstances, and that we believe have the potential to offer shareholders significant value over a three-year time horizon. In our view, the market volatility we are experiencing has nothing to do with most companies' long-term prospects. In fact, we believe it can create attractive opportunities for value investors.

Investment Environment

The event that had the greatest impact on the markets was the resolution of the Iraq conflict. While the period also was marked by uneasiness over economic growth, interest rate levels, severe acute respiratory syndrome (SARS) and lingering concerns about accounting irregularities and corporate governance issues, the predominant influence, in our opinion, centered around activities related to Iraq. For a period of four or five months beginning in late fall 2002, Iraq was on the minds of many corporate executives, management teams and investors. What initially began as the potential for a war became a debate within the United Nations on how the war was going to be fought and who was going to be involved. In the first three months of 2003, the U.S. equity market and the economy in general stalled as investors waited for a resolution.

We believe the intense focus on Iraq, leading up to and including the war, was the primary factor holding back a sustained economic recovery. The tremendous uncertainty it created for investors hurt the markets for much of this period. However, by the time the war started in March 2003, the markets began a slow rally. When the fighting came to an end faster than most expected, war fears lifted and the markets rallied more strongly in anticipation of a long-awaited economic recovery. Today, the question is, will the recovery happen? We believe there is a better chance for a sustainable economic revival now than there was before the war started.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

In Conclusion

We thank you for your investment in Merrill Lynch Basic Value Principal Protected Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kevin M. Rendino

Kevin M. Rendino
Equity Portfolio Manager

July 16, 2003

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at
                                1-800-MER-FUND.
--------------------------------------------------------------------------------

PERFORMANCE DATA

About Fund Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

Total Return Based on a $10,000 Investment--Class A, B, C and I Shares

A line graph depicting the growth of an investment in the Fund's Class A, Class B, Class C & Class I Shares compared to growth of an investment in the S&P 500 Index and the S&P/Barra Value Index. Values are from November 13 2002 through June 2003:

                                                      11/13/02**           6/03
ML Basic Value Principal
Protected Fund+--
Class A Shares*                                        $ 9,475           $ 9,990

ML Basic Value Principal
Protected Fund+--
Class B Shares*                                        $10,000           $10,093

ML Basic Value Principal
Protected Fund+--
Class C Shares*                                        $10,000           $10,393

ML Basic Value Principal
Protected Fund+--
Class I Shares*                                        $ 9,475           $10,008

                                                      11/30/02             6/03

S&P 500 Index++                                        $10,000           $11,169

S&P/Barra Value Index+++                               $10,000           $11,488

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests primarily in common stocks and in U.S. Treasury bonds, including zero coupon bonds.
++    This unmanaged broad-based Index is comprised of common stocks.
+++ This unmanaged Index is a capitalization Index of those stocks in the S&P 500 Index that have lower price-to-book ratios. The starting date for the Index in the Class A, Class B, Class C & Class I Shares' graph is from 11/30/02.

      Past performance is not predictive of future performance.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

PERFORMANCE DATA (concluded)

Aggregate Total Return

                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (11/13/02)
through 6/30/03                                     +5.43%            - 0.10%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  % Return            % Return
                                                Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (11/13/02)
through 6/30/03                                    +4.93%              +0.93%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return            % Return
                                                Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (11/13/02)
through 6/30/03                                    +4.93%              +3.93%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without    % Return With
                                                Sales Charge      Sales Charge**
================================================================================
Class I Shares*
================================================================================
Inception (11/13/02)
through 6/30/03                                    +5.63%              +0.09%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Recent Performance Results

                                                            6-Month      Since Inception
As of June 30, 2003                                      Total Return     Total Return
========================================================================================
ML Basic Value Principal Protected Fund Class A Shares*     + 4.88%          + 5.43%
----------------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class B Shares*     + 4.49           + 4.93
----------------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class C Shares*     + 4.49           + 4.93
----------------------------------------------------------------------------------------
ML Basic Value Principal Protected Fund Class I Shares*     + 5.08           + 5.63
----------------------------------------------------------------------------------------
S&P 500 Index**                                             +11.76           +11.69
----------------------------------------------------------------------------------------
S&P 500 Barra Value Index***                                +12.29           +14.88
========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/13/02.
** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 11/13/02.
*** This unmanaged Index is a capitalization-weighted index of those stocks in the S&P 500 Index that have lower price-to-book ratios. Since inception total return is from 11/30/02.

IMPORTANT TAX INFORMATION (unaudited)

All of the ordinary income distribution paid by Merrill Lynch Basic Value Principal Protected Fund to the shareholders of record on December 20, 2002 qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

SCHEDULE OF INVESTMENTS

                                 Shares                                                                                   Percent of
Industry*                         Held                       Common Stocks                                        Value   Net Assets
====================================================================================================================================
Above-Average Yield
====================================================================================================================================
Metals & Mining                  83,000    Alcoa Inc.                                                          $ 2,116,500      0.6%
Metals & Mining                 152,100    BHP Billiton Limited                                                    881,331      0.3
Pharmaceuticals                  67,800    Bristol-Myers Squibb Company                                          1,840,770      0.5
Oil & Gas                        18,000    ChevronTexaco Corporation                                             1,299,600      0.4
Chemicals                        88,200    E.I. du Pont de Nemours and Company                                   3,672,648      1.1
Oil & Gas                       173,500    Exxon Mobil Corporation                                               6,230,385      1.9
Personal Products                58,300    The Gillette Company                                                  1,857,438      0.5
Aerospace & Defense             108,700    Honeywell International Inc.                                          2,918,595      0.9
Capital Markets                  57,300    J.P. Morgan Chase & Co.                                               1,958,514      0.6
Oil & Gas                        41,000    Kerr-McGee Corporation                                                1,836,800      0.5
Capital Markets                  41,200    Mellon Financial Corporation                                          1,143,300      0.4
Oil & Gas                       107,000    Royal Dutch Petroleum Company (NY Registered Shares)                  4,988,340      1.5
Diversified                      72,600    SBC Communications Inc.                                               1,854,930      0.6
Telecommunication Services
Food Products                    83,700    Sara Lee Corporation                                                  1,574,397      0.5
Diversified                      66,900    Verizon Communications                                                2,639,205      0.8
Telecommunication Services
Commercial Banks                 61,300    Wachovia Corporation                                                  2,449,548      0.7
                                                                                                               -----------     ----
                                                                                                                39,262,301     11.8
====================================================================================================================================
Below-Average Price/Earnings Ratio
====================================================================================================================================
Insurance                        52,701    ACE Limited                                                           1,807,117      0.6
Insurance                        58,100    The Allstate Corporation                                              2,071,265      0.6
Insurance                        35,400    American International Group, Inc.                                    1,953,372      0.6
Computers & Peripherals          35,800    Apple Computer, Inc. (a)                                                684,496      0.2
Commercial Banks                 33,100    Bank of America Corporation                                           2,615,893      0.8
Commercial Banks                102,700    Bank One Corporation                                                  3,818,386      1.2
Machinery                        29,000    Caterpillar Inc.                                                      1,614,140      0.5
Diversified                     123,500    Citigroup Inc.                                                        5,285,800      1.6
Financial Services
Auto Components                 168,600    Delphi Automotive Systems Corporation                                 1,455,018      0.4
Automobiles                      70,400    Ford Motor Company                                                      773,696      0.2
Computers & Peripherals         106,800    Hewlett-Packard Company                                               2,274,840      0.7
Household Durables              108,100    Koninklijke (Royal) Philips Electronics NV (NY Registered Shares)     2,065,791      0.6
Hotels,                         125,300    McDonald's Corporation                                                2,764,118      0.8
Restaurants & Leisure
Pharmaceuticals                  30,900    Merck & Co., Inc.                                                     1,870,995      0.6
Capital Markets                  40,900    Morgan Stanley                                                        1,748,475      0.5
Semiconductors &                 63,500    National Semiconductor Corporation (a)                                1,252,220      0.4
Semiconductor Equipment
Pharmaceuticals                  90,500    Schering-Plough Corporation                                           1,683,300      0.5
Electrical Equipment             38,500    Thomas & Betts Corporation (a)                                          556,325      0.2
Insurance                       129,000    Travelers Property Casualty Corp. (Class A)                           2,051,100      0.6
IT Services                     173,500    Unisys Corporation (a)                                                2,130,580      0.6
Oil & Gas                       144,000    Unocal Corporation                                                    4,131,360      1.2
                                                                                                               -----------     ----
                                                                                                                44,608,287     13.4
====================================================================================================================================

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

                                 Shares                                                                                   Percent of
Industry*                         Held                       Common Stocks                                        Value   Net Assets
====================================================================================================================================
Low Price-to-Book Value
====================================================================================================================================
Communications Equipment        146,400    3Com Corporation (a)                                                $   685,152      0.2%
Media                           297,100    AOL Time Warner Inc. (a)                                              4,780,339      1.4
Semiconductors &                171,500    Advanced Micro Devices, Inc. (a)                                      1,099,315      0.3
Semiconductor Equipment
Electronic                       74,700    Agilent Technologies, Inc. (a)                                        1,460,385      0.4
Equipment & Instruments
Aerospace & Defense              37,100    The Boeing Company                                                    1,273,272      0.4
Automobiles                      49,300    DaimlerChrysler AG                                                    1,711,696      0.5
Machinery                        81,000    Deere & Company                                                       3,701,700      1.1
Energy Equipment & Service       68,500    Diamond Offshore Drilling, Inc.                                       1,437,815      0.4
Media                            43,900    Fox Entertainment Group, Inc. (Class A) (a)                           1,263,442      0.4
Energy Equipment & Service       77,100    GlobalSantaFe Corporation                                             1,799,514      0.5
Energy Equipment & Service       82,700    Halliburton Company                                                   1,902,100      0.6
Insurance                        57,700    The Hartford Financial Services Group, Inc.                           2,905,772      0.9
Paper & Forest Products          63,800    International Paper Company                                           2,279,574      0.7
Household Products               41,000    Kimberly-Clark Corporation                                            2,137,740      0.6
Semiconductors &                214,800    LSI Logic Corporation (a)                                             1,520,784      0.5
Semiconductor Equipment
Media                           220,100    Liberty Media Corporation (Class A) (a)                               2,544,356      0.8
Specialty Retail                 41,400    The Limited, Inc.                                                       641,700      0.2
Communications Equipment        608,600    Lucent Technologies Inc. (a)                                          1,235,458      0.4
Metals & Mining                  90,100    Massey Energy Company                                                 1,184,815      0.3
Semiconductors &                 75,800    Micron Technology, Inc. (a)                                             881,554      0.3
Semiconductor Equipment
Communications Equipment        203,200    Motorola, Inc.                                                        1,916,176      0.6
Metals & Mining                  70,900    Phelps Dodge Corporation (a)                                          2,718,306      0.8
Aerospace & Defense              53,100    Raytheon Company                                                      1,743,804      0.5
Computers & Peripherals         155,100    Sun Microsystems, Inc. (a)                                              713,460      0.2
Electronic Equipment &           52,200    Tektronix, Inc. (a)                                                   1,127,520      0.3
Instruments
Industrial Conglomerates         29,300    Textron, Inc.                                                         1,143,286      0.4
Specialty Retail                 73,200    Toys 'R' Us, Inc. (a)                                                   887,184      0.3
Media                            11,700    Tribune Company                                                         565,110      0.2
Media                            16,200    Viacom, Inc. (Class B) (a)                                              707,292      0.2
Media                           113,400    The Walt Disney Company                                               2,239,650      0.7
Commercial Banks                 81,500    Wells Fargo & Co.                                                     4,107,600      1.2
                                                                                                               -----------     ----
                                                                                                                54,315,871     16.3
====================================================================================================================================
Special Situations
====================================================================================================================================
Software                         80,900    Computer Associates International, Inc.                               1,802,452      0.6
Specialty Retail                 85,700    The Gap, Inc.                                                         1,607,732      0.5
Computers & Peripherals          27,300    International Business Machines Corporation                           2,252,250      0.7
                                                                                                               -----------     ----
                                                                                                                 5,662,434      1.8
====================================================================================================================================
                                           Total Common Stocks (Cost--$128,509,999)                            143,848,893     43.3
====================================================================================================================================

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

SCHEDULE OF INVESTMENTS (concluded)

                              Face                                                                                        Percent of
                             Amount                           Issue                                               Value   Net Assets
====================================================================================================================================
U.S. Government Obligations
====================================================================================================================================
                                           U.S. Treasury STRIPS (b)(d):
                           $122,150,000      3.429% due 8/15/2009                                             $102,533,321     30.8%
                            100,977,000      3.629% due 11/15/2009                                              84,156,756     25.3
====================================================================================================================================
                                           Total U.S. Government Obligations (Cost--$179,493,225)              186,690,077     56.1
====================================================================================================================================
                             Beneficial
                              Interest
====================================================================================================================================
Short-Term Securities
====================================================================================================================================
                           $  3,291,833    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)           3,291,833      1.0
====================================================================================================================================
                                           Total Short-Term Securities (Cost--$3,291,833)                        3,291,833      1.0
====================================================================================================================================
Total Investments (Cost--$311,295,057)                                                                         333,830,803    100.4

Liabilities in Excess of Other Assets                                                                           (1,415,250)    (0.4)
                                                                                                              ------------    -----
Net Assets                                                                                                    $332,415,553    100.0%
                                                                                                              ============    =====
====================================================================================================================================

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
(a)   Non-income producing security.
(b)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
      --------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                      Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I                       $3,291,833        $   34,539
      --------------------------------------------------------------------------
(d) Represents a zero coupon bond; the interest rate shown reflects the yield in effect at June 30, 2003.

      See Notes to Financial Statements.

PORTFOLIO INFORMATION (unaudited)

As of June 30, 2003

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets

Exxon Mobil Corporation ................................................    1.9%
Citigroup Inc. .........................................................    1.6
Royal Dutch Petroleum Company
   (NY Registered Shares) ..............................................    1.5
AOL Time Warner Inc. ...................................................    1.4
Unocal Corporation .....................................................    1.2
Wells Fargo & Co. ......................................................    1.2
Bank One Corporation ...................................................    1.2
Deere & Company ........................................................    1.1
E.I. du Pont de Nemours and Company ....................................    1.1
Honeywell International Inc. ...........................................    0.9

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 2003

Assets:              Investments, at value (identified cost--$311,295,057) ............                   $333,830,803
                     Receivables:
                        Dividends .....................................................    $   178,097
                        Interest ......................................................          4,623         182,720
                                                                                           -----------
                     Prepaid registration fees and other assets .......................                        162,848
                                                                                                          ------------
                     Total assets .....................................................                    334,176,371
                                                                                                          ------------
======================================================================================================================
Liabilities:         Payables:
                        Capital shares redeemed .......................................        516,414
                        Distributor ...................................................        253,504
                        Securities purchased ..........................................        244,823
                        Financial warranty fee ........................................        225,431
                        Investment adviser ............................................        186,628
                        Other affiliates ..............................................         69,316       1,496,116
                                                                                           -----------
                     Accrued expenses and other liabilities ...........................                        264,702
                                                                                                          ------------
                     Total liabilities ................................................                      1,760,818
                                                                                                          ------------
======================================================================================================================
Net Assets:          Net assets .......................................................                   $332,415,553
                                                                                                          ============
======================================================================================================================
Net Assets           Paid-in capital, unlimited number of shares authorized ...........                   $315,797,360
Consist of:          Undistributed investment income--net .............................    $   906,020
                     Accumulated realized capital losses on investments and
                     foreign currency transactions--net ...............................     (6,822,131)
                     Unrealized appreciation on investments
                     and foreign currency transactions--net ...........................     22,534,304
                                                                                           -----------
                     Total accumulated earnings--net ..................................                     16,618,193
                                                                                                          ------------
                     Net assets .......................................................                   $332,415,553
                                                                                                          ============
======================================================================================================================
Net Asset Value:     Class A--Based on net assets of $22,089,756 and 2,097,408 shares
                              outstanding .............................................                   $      10.53
                                                                                                          ============
                     Class B--Based on net assets of $159,056,386 and 15,175,072 shares
                              outstanding .............................................                   $      10.48
                                                                                                          ============
                     Class C--Based on net assets of $129,392,239 and 12,345,051 shares
                              outstanding .............................................                   $      10.48
                                                                                                          ============
                     Class I--Based on net assets of $21,877,172 and 2,073,922 shares
                              outstanding .............................................                   $      10.55
                                                                                                          ============
======================================================================================================================

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

Statement of Operations for the Period November 13, 2002+ to June 30, 2003

Investment           Interest .............................................................                     $   4,152,560
Income:              Dividends (net of $31,099 foreign withholding tax) ...................                         1,809,272
                     Securities lending--net ..............................................                            31,973
                                                                                                                -------------
                     Total income .........................................................                         5,993,805
                                                                                                                -------------
=============================================================================================================================
Expenses:            Financial warranty fee ...............................................    $  1,686,232
                     Investment advisory fees .............................................       1,351,296
                     Account maintenance and distribution fees--Class B ...................         980,736
                     Account maintenance and distribution fees--Class C ...................         802,775
                     Offering costs .......................................................         271,412
                     Transfer agent fees--Class B .........................................         116,992
                     Transfer agent fees--Class C .........................................          97,740
                     Accounting services ..................................................          93,650
                     Account maintenance fees--Class A ....................................          34,716
                     Custodian fees .......................................................          33,624
                     Directors' fees and expenses .........................................          26,001
                     Registration fees ....................................................          25,623
                     Transfer agent fees--Class I .........................................          16,398
                     Professional fees ....................................................          16,211
                     Transfer agent fees--Class A .........................................          14,553
                     Printing and shareholder reports .....................................          11,201
                     Pricing fees .........................................................             736
                     Other ................................................................          14,874
                                                                                               ------------
                     Total expenses .......................................................                         5,594,770
                                                                                                                -------------
                     Investment income--net ...............................................                           399,035
                                                                                                                -------------
=============================================================================================================================
Realized &           Realized loss from:
Unrealized Gain         Investments--net ..................................................      (6,822,131)
(Loss) on               Foreign currency transactions--net ................................          (3,104)       (6,825,235)
Investments &                                                                                  ------------
Foreign Currency     Unrealized appreciation (depreciation) on:
Transactions- Net:      Investments--net ..................................................      22,535,746
                        Foreign currency transactions--net ................................          (1,442)       22,534,304
                                                                                               ------------     -------------
                     Total realized and unrealized gain on investments and foreign currency
                     transactions--net ....................................................                        15,709,069
                                                                                                                -------------
                     Net Increase in Net Assets Resulting from Operations .................                     $  16,108,104
                                                                                                                =============
=============================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

Statement of Changes in Net Assets

                                                                                                     For the Period
                                                                                                     Nov. 13, 2002+
                                                                                                       to June 30,
Increase (Decrease) in Net Assets:                                                                        2003
===================================================================================================================
Operations:          Investment income--net ......................................................    $     399,035
                     Realized loss on investments and foreign currency transactions--net .........       (6,825,235)
                     Unrealized appreciation on investments and foreign currency transactions--net       22,534,304
                                                                                                      -------------
                     Net increase in net assets resulting from operations ........................       16,108,104
                                                                                                      -------------
===================================================================================================================
Dividends to         Investment income--net:
Shareholders:           Class A ..................................................................          (28,316)
                        Class B ..................................................................         (196,773)
                        Class C ..................................................................         (161,700)
                        Class I ..................................................................          (33,264)
                                                                                                      -------------
                     Net decrease in net assets resulting from dividends to shareholders .........         (420,053)
                                                                                                      -------------
===================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions ..........      316,627,502
Transactions:                                                                                         -------------
===================================================================================================================
Net Assets:          Total increase in net assets ................................................      332,315,553
                     Beginning of period .........................................................          100,000
                                                                                                      -------------
                     End of period* ..............................................................    $ 332,415,553
                                                                                                      =============
===================================================================================================================
                   * Undistributed investment income--net ........................................    $     906,020
                                                                                                      =============
===================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios have been derived                              For the Period November 13, 2002+ to
from information provided in the financial statements.                                            June 30, 2003
                                                                                --------------------------------------------------
Increase (Decrease) in Net Asset Value:                                         Class A++     Class B       Class C      Class I++
==================================================================================================================================
Per Share            Net asset value, beginning of period ..................    $   10.00    $   10.00     $   10.00     $   10.00
Operating                                                                       ---------    ---------     ---------     ---------
Performance:         Investment income--net ................................          .05           --@@          --@@         .08
                     Realized and unrealized gain on investments and foreign
                     currency transactions--net ............................          .49          .49           .49           .48
                                                                                ---------    ---------     ---------     ---------
                     Total from investment operations ......................          .54          .49           .49           .56
                                                                                ---------    ---------     ---------     ---------
                     Less dividends from investment income--net ............         (.01)        (.01)         (.01)         (.01)
                                                                                ---------    ---------     ---------     ---------
                     Net asset value, end of period ........................    $   10.53    $   10.48     $   10.48     $   10.55
                                                                                ---------    ---------     ---------     ---------
==================================================================================================================================
Total Investment     Based on net asset value per share ....................         5.43%@       4.93%@        4.93%@        5.63%@
Return:**                                                                       =========    =========     =========     =========
==================================================================================================================================
Ratios to Average    Expenses ..............................................         2.05%*       2.82%*        2.82%*        1.80%*
Net Assets:                                                                     =========    =========     =========     =========
                     Investment income--net ................................          .83%*        .07%*         .06%*        1.08%*
                                                                                =========    =========     =========     =========
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ..............    $  22,090    $ 159,057     $ 129,392     $  21,877
Data:                                                                           =========    =========     =========     =========
                     Portfolio turnover ....................................       107.66%      107.66%       107.66%       107.66%
                                                                                =========    =========     =========     =========
==================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++ Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
@     Aggregate total investment return.
@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Basic Value Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date. During the Guarantee Period, the Fund will seek long-term growth of capital to the extent permitted by a strategy that seeks to use investments in common stocks, U.S. Treasury bonds, including zero coupon bonds, and other fixed income instruments, to protect the original principal value of the Fund (less redemptions, cash distributions and dividends and extraordinary expenses) at the Guarantee Maturity Date.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003
of the Trust's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current period's permanent book/tax differences of $930,142 have been reclassified between paid-in capital in excess of par and undistributed net investment income and $3,104 has been reclassified between undistributed net investment income and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class A ................................               .25%              --
Class B ................................               .25%             .75%
Class C ................................               .25%             .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period November 13, 2002 to June 30, 2003, FAMD earned underwriting discounts and MLPF&S

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

earned dealer concessions on sales of the Fund's Class A Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 44,464              $848,864
--------------------------------------------------------------------------------

For the period November 13, 2002 to June 30, 2003, MLPF&S received contingent deferred sales charges of $135,964 and $46,621 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $18,585 in commissions on the execution of portfolio security transactions for the Fund for the period November 13, 2002 to June 30, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the period November 13, 2002 to June 30, 2003, the Fund reimbursed FAM $4,877 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FDS, PSI, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 13, 2002 to June 30, 2003 were $661,299,123 and $350,552,583, respectively.

Net realized losses for the period November 13, 2002 to June 30, 2003 and net unrealized gains (losses) as of June 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                               Realized             Unrealized
                                                Losses            Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..............         $ (6,822,131)         $ 22,535,746
Foreign currency
transactions .......................               (3,104)               (1,442)
                                             ------------          ------------
Total ..............................         $ (6,825,235)         $ 22,534,304
                                             ============          ============
--------------------------------------------------------------------------------

As of June 30, 2003, net unrealized appreciation for Federal income tax purposes aggregated $17,335,282, of which $19,211,878 related to appreciated securities and $1,876,596 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $316,495,521.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $316,627,502 for the period November 13, 2002 to June 30, 2003.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the
Period November 13, 2002+                                              Dollar
to June 30, 2003++                                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,250,232        $ 22,503,393
Shares issued to shareholders
in reinvestment of dividends ...........              2,688              27,097
                                               ------------        ------------
Total issued ...........................          2,252,920          22,530,490
Shares redeemed ........................           (158,012)         (1,597,601)
                                               ------------        ------------
Net increase ...........................          2,094,908        $ 20,932,889
                                               ============        ============
--------------------------------------------------------------------------------
+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.
++    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the
Period November 13, 2002+                                             Dollar
to June 30, 2003                                  Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          15,832,326        $ 158,337,115
Shares issued to shareholders
in reinvestment of dividends .........              19,175              193,094
                                             -------------        -------------
Total issued .........................          15,851,501          158,530,209
Shares redeemed ......................            (678,929)          (6,844,278)
                                             -------------        -------------
Net increase .........................          15,172,572        $ 151,685,931
                                             =============        =============
--------------------------------------------------------------------------------
+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class C Shares for the
Period November 13, 2002+                                             Dollar
to June 30, 2003                                  Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..........................          13,024,366        $ 130,257,844
Shares issued to shareholders
in reinvestment of dividends .........              15,828              159,387
                                             -------------        -------------
Total issued .........................          13,040,194          130,417,231
Shares redeemed ......................            (697,643)          (7,025,302)
                                             -------------        -------------
Net increase .........................          12,342,551        $ 123,391,929
                                             =============        =============
--------------------------------------------------------------------------------
+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

--------------------------------------------------------------------------------
Class I Shares for the
Period November 13, 2002+                                              Dollar
to June 30, 2003++                                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,663,069        $ 26,631,855
Shares issued to shareholders
in reinvestment of dividends ...........              3,266              32,921
                                               ------------        ------------
Total issued ...........................          2,666,335          26,664,776
Shares redeemed ........................           (594,913)         (6,048,023)
                                               ------------        ------------
Net increase ...........................          2,071,422        $ 20,616,753
                                               ============        ============
--------------------------------------------------------------------------------
+ Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

5. Distributions to Shareholders:

The tax character of distributions paid during the period ended November 13, 2002 to June 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                  For the Period
                                                                  11/13/2002+ to
                                                                     6/30/2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ........................................           $420,053
                                                                     --------
Total taxable distributions ..............................           $420,053
                                                                     ========
--------------------------------------------------------------------------------
+     Commencement of operations.

As of June 30, 2003, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ....................          $    906,021
Undistributed long-term capital
gains--net ............................................                    --
                                                                 ------------
Total undistributed earnings--net .....................               906,021
Capital loss carryforward .............................            (1,621,667)*
Unrealized gains--net .................................            17,333,839**
                                                                 ------------
Total accumulated earnings--net .......................          $ 16,618,193
                                                                 ============
--------------------------------------------------------------------------------

* On June 30, 2003, the Fund had a net capital loss carryforward of $1,621,667, all of which expires in 2011. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Merrill Lynch Basic Value Principal Protected Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Basic Value Principal Protected Fund as of June 30, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period November 13, 2002 (commencement of operations) through June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Basic Value Principal Protected Fund as of June 30, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period November 13, 2002 through June 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 8, 2003

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

OFFICERS AND TRUSTEES

                                                                                                       Number of           Other
                                                                                                     Portfolios in        Public
                                                                                                         Fund            Director-
                          Position(s)   Length                                                          Complex            ships
                              Held     of Time                                                        Overseen by         Held by
Name, Address & Age        with Fund    Served   Principal Occupation(s) During Past 5 Years            Trustee           Trustee
====================================================================================================================================
Interested Trustee
====================================================================================================================================
Terry K. Glenn*            President    2002 to  President and Chairman of Merrill Lynch                114 Funds           None
P.O. Box 9011              and          present  Investment Managers, L.P. ("MLIM")/Fund             159 Portfolios
Princeton, NJ 08543-9011   Trustee               Asset Management, L.P. ("FAM")--Advised
Age: 62                                          Funds since 1999; Chairman (Americas Region)
                                                 of MLIM from 2000 to 2002; Executive Vice
                                                 President of MLIM and FAM (which terms as
                                                 used herein include their corporate predecessors)
                                                 from 1983 to 2002; President of FAM Distributors,
                                                 Inc. ("FAMD") from 1986 to 2002 and Director
                                                 thereof from 1991 to 2002; Executive Vice
                                                 President and Director of Princeton Services, Inc.
                                                 ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. from 1985 to 2002.
====================================================================================================================================
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
====================================================================================================================================
                                                                                                       Number of         Other
                                                                                                     Portfolios in      Public
                                                                                                         Fund          Director-
                          Position(s)   Length                                                          Complex          ships
                             Held      of Time                                                        Overseen by       Held by
Name, Address & Age        with Fund    Served*  Principal Occupation(s) During Past 5 Years            Trustee         Trustee
====================================================================================================================================
Independent Trustees
====================================================================================================================================
David O. Beim              Trustee      2002 to  Professor of Finance and Economics at the               8 Funds          None
P.O. Box 9095                           present  Columbia University Graduate School of Business      15 Portfolios
Princeton, NJ 08543-9095                         since 1991; Trustee of Phillips Exeter Academy;
Age: 63                                          Chairman of Wave Hill, Inc. since 1990; Chairman
                                                 of Outward Bound from 1997 to 2002.
====================================================================================================================================
James T. Flynn             Trustee      2002 to  Chief Financial Officer of J.P. Morgan & Co., Inc.      8 Funds          None
P.O. Box 9095                           present  from 1990 to 1995.                                   15 Portfolios
Princeton, NJ 08543-9095
Age: 63
====================================================================================================================================
Todd Goodwin               Trustee      2002 to  General Partner of Gibbons, Goodwin, van                8 Funds          None
P.O. Box 9095                           present  Amerongen (investment banking firm) since 1984.      15 Portfolios
Princeton, NJ 08543-9095
Age: 71
====================================================================================================================================
George W. Holbrook         Trustee      2002 to  Managing Partner of Bradley Resources Company           8 Funds      Thoratec
P.O. Box 9095                           present  (private investment company) and associated          15 Portfolios   Laboratories
Princeton, NJ 08543-9095                         with that Firm and its predecessors since 1953;                      Corporation
Age: 72                                          Director of Thoratec Laboratories Corporation
                                                 (medical device manufacturers).
====================================================================================================================================

Merrill Lynch Basic Value Principal Protected Fund                 June 30, 2003

OFFICERS AND TRUSTEES (concluded)

                                                                                                       Number of         Other
                                                                                                     Portfolios in      Public
                                                                                                         Fund          Director-
                          Position(s)   Length                                                          Complex          ships
                             Held      of Time                                                        Overseen by       Held by
Name, Address & Age        with Fund    Served*  Principal Occupation(s) During Past 5 Years            Trustee         Trustee
====================================================================================================================================
Independent Trustees (concluded)
====================================================================================================================================
W. Carl Kester             Trustee      2002 to  Mizuho Financial Group Professor of Finance,            8 Funds          None
P.O. Box 9095                           present  Senior Associate Dean and Chairman of the MBA        15 Portfolios
Princeton, NJ 08543-9095                         Program of Harvard University Graduate School
Age: 51                                          of Business Administration since 1999; Serves on
                                                 the Board of Advisors of Security Leasing Partners.

Karen P. Robards           Trustee      2002 to  President of Robards & Company, a financial advi-       8 Funds          None
P.O. Box 9095                           present  sory firm providing services to companies in the     15 Portfolios
Princeton, NJ 08543-9095                         health care industry; Director of Enable Medical
Age: 53                                          Corporation since 1996; Director of Atricure, Inc.
                                                 since 2000; Founder and President of the Cooke
                                                 Center for Learning and Development, a non-
                                                 profit educational organization since 1987.
====================================================================================================================================
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
                          Position(s)   Length
                             Held      of Time
Name, Address & Age        with Fund    Served*                   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers
====================================================================================================================================
Donald C. Burke            Vice         2002 to  First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011              President    present  since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton, NJ 08543-9011   and                   since 1999; Vice President of FAMD since 1999; Director of MLIM
Age: 42                    Treasurer             Taxation since 1990.
====================================================================================================================================
Robert C. Doll, Jr.        Senior       2002 to  President of MLIM and member of the Executive Management Committee
P.O. Box 9011              Vice         present  of ML & Co., Inc. since 2001; Global Chief Investment Officer and Senior
Princeton, NJ 08543-9011   President             Portfolio Manager of MLIM since 1999; Chief Investment Officer of Equities
Age: 48                                          at Oppenheimer Funds, Inc. from 1990 to 1999 and Chief Investment
                                                 Officer thereof from 1998 to 1999; Executive Vice President of
                                                 Oppenheimer Funds, Inc. from 1991 to 1999.
====================================================================================================================================
Phillip S. Gillespie       Secretary    2002 to  First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                           present  from 2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney
Princeton, NJ 08543-9011                         associated with MLIM since 1998; Assistant General Counsel of Chancellor
Age: 39                                          LGT Asset Management, Inc. from 1997 to 1998.
====================================================================================================================================
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
====================================================================================================================================
      Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
====================================================================================================================================

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

[LOGO] Merrill Lynch Investment Managers

This report is for shareholders of Merrill Lynch Basic Value Principal Protected Fund. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Basic Value Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper              #BVPP--6/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Basic Value Principal Protected Fund


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Basic Value Principal Protected Fund

        Date: August 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ----------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Basic Value Principal Protected Fund

        Date: August 21, 2003


        By: /s/ Donald C. Burke
            ----------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Basic Value Principal Protected Fund

        Date: August 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.